Interest Expense And Finance Costs	12 Months Ended
Dec. 31, 2018
Interest Expense and Finance Costs [Abstract]
Interest Expense and Finance Costs

16        Interest Expense and Finance Costs

The amounts in the consolidated statements of comprehensive loss are analysed as follows:

	For the year ended December 31,
	2018	2017	2016
Interest payable on long-term borrowings	2.004	1,778	2,430
Bank charges	29	34	33
Amortization of debt discount	23	84	128
Other finance expenses	-	325	85
Total	2.056	2,221	2,676